Cover	Feb. 18, 2022
Cover [Abstract]
Entity Registrant Name	Luvu Brands, Inc.
Entity Central Index Key	0001374567
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 18, 2022
Entity File Number	000-53314
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3581576
Entity Address Address Line 1	2745 Bankers Industrial Drive
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30360
City Area Code	770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	246-6400